STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2022

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 98.06%

Petroleum Refining-10.10%
   Chevron Corp.                            11,615        $ 1,668,727
   Valero Energy Corp                       11,028          1,178,342
                                                            ---------
                                                            2,847,069

Computer and Office Equipment-8.52%
   Hewlett Packard Inc.                  42,844		1,067,672
   International Business Machines Corp. 11,216		1,332,573
                                                            ---------
                                                            2,400,245

Pharmaceutical Preps-8.06%
   AbbVie Inc.                               9,869          1,324,518
   Pfizer Inc.                              21,646            947,229
                                                            ---------
                                                            2,271,747

Telephone Communications, Except
Radiotelephone-7.78%
      AT&T                                  83,429          1,279,801
      Verizon                               24,089            914,659
                                                            ---------
                                                            2,194,460

Canned, Frozen & Preserved Fruit, Veg-5.33%
   Kraft Heinz Company			45,081		1,503,451

National Commercial Banks-5.15%
   Citigroup Inc.			21,792		  908,073
   Wells Fargo                              13,500            542,970
                                                            ---------
							1,451,043

Engines and Turbines-4.92%
   Cummins Inc.                              6,812          1,386,310

Paper Prods-4.79%
   Kimberly-Clark Corp			 12,010		1,351,605

Raw Farm Food-4.76%
   Universal Corp.                          29,174          1,343,171

Biolog Prod-4.73%
  Amgen Inc.				 5,921		1,334,593



-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
September 30, 2022

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Electronic Computers-4.72%
   Apple Inc.                                9,633          1,331,281

Cigarettes-4.71%
  Altria Group 				 32,853		1,326,604

Life Insurance-4.38%
  Prudential Financial Inc.		14,395		1,234,803

Gold and Silver Ores-3.82%
   Barrick Gold Corp.			69,393		1,075,592

Variety Stores-3.71%
   Walmart                                8,065          1,046,031

TV Stations-3.60%
   Paramount Global			 53,271		1,014,280

Computer Communications Equipment-3.31%
   Cisco Systems Inc.			23,296		  931,840

Retail Drug Store-2.79%
  Walgreens Boots Alliance                  25,039            786,225

Semi-Conductors and Related Devices-2.88%
   Intel Corp				 31,526            812,425


                                                           ----------

   Total common stocks (cost $24,386,304)               $  27,642,775
					                 ----------


SHORT-TERM INVESTMENTS ? 1.94%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.40%  514,780     $      514,780
                                                            ---------

   Total short-term investments (cost $  514,780)	 514,780
                                                            ---------

Total investment securities ?  98.88% (cost $24,901,084)   28,157,555

Other assets less liabilities ? 0.12%                          34,264
                                                             --------

Net assets - 100.00%                                   $   28,191,819
                                                         ============
STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS
In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2022:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $27,642,775          $          0
         Short term investments         514,780                     0
                                    -----------          ------------
            Total Level 1:           28,157,555                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $28,157,555          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of September 30, 2022, the Fund did not own any other financial instruments.